PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	June 30,	December 31,
	2025	2024

Office, equipment and facilities	$7,974	$6,440
R&D capitalization costs	3,469	3,396
Vehicles	2,198	2,127
Leasehold improvements	2,632	2,596
	16,273	14,559
Less: accumulated depreciation and amortization	11,406	9,893
Total property and equipment, net	$4,867	$4,666

Depreciation and amortization expense are $1,106 and $1,199 for the periods ended June 30, 2025 and 2024, respectively.